Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Schedule of Disaggregation of Revenue	Revenue for the Company’s major product groups consists of the following (in thousands):

	Successor			Predecessor
	Year Ended December 31, 2020	Year Ended December 31, 2019	Period from September 8, 2018 through December 31, 2018	Period from January 1, 2018 through September 7, 2018
Revenue by Product Group
Betting Technology, Content and Services	$110,618	$88,370	$21,581	$47,531
Sports Technology and Services	16,066	14,367	5,187	3,741
Media Technology, Content and Services	23,055	11,883	3,810	5,735

Total	$149,739	$114,620	$30,578	$57,007

Geographical regions are determined based on the region in which the customer is headquartered or domiciled. Revenues by geographical market consists of the following (in thousands):

	Successor			Predecessor
	Year Ended December 31, 2020	Year Ended December 31, 2019	Period from September 8, 2018 through December 31, 2018	Period from January 1, 2018 through September 7, 2018
Revenue by Geographical Market:
Europe	$119,393	$90,453	$23,347	$43,524
Americas	20,419	15,699	4,188	7,809
Rest of the World	9,927	8,468	3,043	5,674

Total	$149,739	$114,620	$30,578	$57,007